Related Party Transactions (Details Narrative) - USD ($)							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2026	Jul. 01, 2025	Mar. 03, 2025	Jun. 26, 2024	May 01, 2022	Jul. 01, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Service cost							$ 236,485	$ 289,070	$ 449,532	$ 576,357	$ 1,065,376	$ 1,445,170
Service cost							1,328,120	1,193,304	2,630,385	2,461,922	4,738,211	6,329,119
Service cost							47,351	$ 29,712	54,272	66,885	67,840	585,146
Information Technology Services [Member]
Related Party Transaction [Line Items]
Accounts payable							4,800		4,800		4,800
STVentures [Member]
Related Party Transaction [Line Items]
Payments for rent	$ 7,335	$ 5,580	$ 11,209	$ 11,209	$ 10,711	$ 5,332
Service cost									38,745	67,253	111,990	131,516
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable							125,000		125,000		72,000
Related Party [Member] | Office Lease [Member]
Related Party Transaction [Line Items]
Accounts payable							0		0		0	0
Related Party [Member] | Information Technology Services [Member]
Related Party Transaction [Line Items]
Accounts payable											0	0
RAD CUBE LLC [Member] | Information Technology Services [Member]
Related Party Transaction [Line Items]
Service cost									29,800	251,340	340,757	22,233
NLogix [Member]
Related Party Transaction [Line Items]
Service cost									116,276	46,295	68,149	453,082
Service cost										57,571	57,571
NLogix [Member] | Recruitment and Human Resource Services [Member]
Related Party Transaction [Line Items]
Service cost									96,769	129,929	155,106	530,843
NLogix [Member] | Professional Services [Member]
Related Party Transaction [Line Items]
Service cost											280,055	$ 77,762
Service cost									67,495	108,486
SKL Demand Private Limited [Member] | Recruitment and Human Resource Services [Member]
Related Party Transaction [Line Items]
Service cost									87,002	$ 82,423	250,669
Director [Member]
Related Party Transaction [Line Items]
Accounts payable							$ 125,000		$ 125,000		$ 72,000